Brumadinho dam failure - Cash settlement obligation (Details) - 12 months ended Dec. 31, 2020 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Global Settlement for Brumadinho
Provisions.
Income transfer program	R$ 4,400	$ 848
Payment obligations
Provisions.
Present value of the semiannual fixed payments obligation	R$ 7,772	$ 1,495
Period for payments of semiannual fixed payments obligation	5 years